11 Contract Assets (Tables)	12 Months Ended
Dec. 31, 2019
Contract assets [abstract]
Summary of Contract Assets
	12.31.2019	12.31.2018
Power distribution service concession (11.1)	844,284	640,500
Piped gas distribution service concession (11.2)	26,734	25,718
Power transmission concession (11.3)	3,180,366	2,767,012
	4,051,384	3,433,230
Current	107,443	85,019
Noncurrent	3,943,941	3,348,211

Power distribution service concession contract

11.1    Power distribution service concession contract

	Assets	Special liabilities	Total
Balance as of January 1, 2018	-	-	-
Transfers from intangible assets (Note 18.1)	714,446	(26,100)	688,346
Acquisitions	797,832	-	797,832
Customers contributions	-	(106,764)	(106,764)
Provision for legal claims added to the cost of the works	4,320	-	4,320
Transfers to intangible assets (Note 18.1)	(775,701)	107,679	(668,022)
Transfers from/to accounts receivable - concessions (Note 10.1)	(67,310)	930	(66,380)
Loss on disposal	(8,832)	-	(8,832)
Balance as of December 31, 2018	664,755	(24,255)	640,500
Acquisitions	1,021,644	-	1,021,644
Customers contributions	-	(104,067)	(104,067)
Provision for legal claims added to the cost of the works	1,823	-	1,823
Transfers from/to intangible assets (Note 18.1)	(771,844)	93,164	(678,680)
Transfers from/to accounts receivable - concessions (Note 10.1)	(33,075)	4,088	(28,987)
Loss on disposal	(7,949)	-	(7,949)
Balance as of December 31, 2019	875,354	(31,070)	844,284

Piped gas distribution service concession contract

11.2    Piped gas distribution service concession contract

Balance as of January 1, 2018	-
Transfers from intangible assets (Note 18.3)	19,471
Acquisitions	15,618
Transfers to intangible assets (Note 18.3)	(2,042)
Transfers from/to accounts receivable - concessions (Note 10.1)	(6,399)
Loss on disposal	(930)
Balance as of December 31, 2018	25,718
Acquisitions	17,590
Transfers to accounts receivable - concessions (Note 10.2)	(16,574)
Balance as of December 31, 2019	26,734

Transmission service concession contract

11.3    Transmission service concession contract

Balance as of January 1, 2018	-
Transfers from/to accounts receivable - concessions	1,497,399
Transfers from accounts receivable linked to the concession - RBSE (Note 10.4)	635,292
Effect of the acquisition of control of the Costa Oeste and Marumbi	258,908
Transfers to electricity grid use charges - customers	(243,247)
Transfers to property, plant and equipment	(501)
Transfers from litigations	8,277
Remuneration	268,904
Construction revenue	297,018
Construction income	44,962
Balance as of December 31, 2018	2,767,012
Business combinations effects (Note 1.2)	117,942
Realization of gains/losses in business combinations	282
Transfers to electricity grid use charges - customers	(286,158)
Transfers to property, plant and equipment	(3,353)
Transfers from litigations	(313)
Remuneration	368,514
Construction revenue	173,733
Construction income	42,707
Balance as of December 31, 2019	3,180,366